PRINCIPAL ACTIVITIES AND ORGANIZATION (Details) $ / shares in Units, $ in Millions, ¥ in Billions			12 Months Ended
	Jun. 27, 2018 USD ($) item $ / shares shares	Jun. 27, 2018 CNY (¥) item shares	Mar. 31, 2021 $ / shares	Dec. 31, 2017
PRINCIPAL ACTIVITIES AND ORGANIZATION
Net proceeds from IPO and private placement after deducting underwriting discounts commissions and other offering expenses	$ 382.1	¥ 2.6
Youxin Internet (Beijing) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in VIEs			99.99%
Youxin Yishouche (Beijing) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in VIEs			99.99%
Youxinpai (Beijing) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Youhan (Shanghai) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Kai Feng Finance Lease (Hangzhou) Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Yougu (Shanghai) Information Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Youxin (Shaanxi) Technology Information Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Youyuan (Beijing) Information Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries				100.00%
Youxin (Ningbo) Information Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect in subsidiaries			100.00%
Initial public offering | ADS
PRINCIPAL ACTIVITIES AND ORGANIZATION
Issuance of ordinary shares (in shares) | shares	25,000,000	25,000,000
Price per share sold (in dollars per ADS) | $ / shares	$ 9.00		$ 9.00
Number of ordinary shares per ADS | item	3	3